Note 10 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (Years)
Outstanding as at January 1, 2017	2,045,835	$0.18	0.86
Granted	4,012,000	0.21	2.76
Expired	(2,049,085)	0.18	-
Forfeited	(9,750)	0.24	2.34
Outstanding as at January 1, 2018	3,999,000	$0.21	2.77
Granted	2,920,000	0.07	2.89
Expired	(25,000)	0.23	-
Forfeited	(90,000)	0.23	-
Outstanding as at January 1, 2019	6,804,000	$0.19	2.26
Granted	1,050,000	0.08	2.14
Forfeited	(1,212,000)	0.21	1.18
Outstanding as at December 31, 2019	6,642,000	$0.13	1.52
Options exercisable as at December 31, 2017	2,577,000	$0.21
Options exercisable as at December 31, 2018	4,566,000	$0.19
Options exercisable as at December 31, 2019	6,504,500	$0.13